Pension and Other Employee Benefits - PLDT's Retirement Plan - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Plan Member with Less Than 15 Years of Credited Services [Member]
Disclosure of defined benefit plans [line items]
Credited services period	15 years
Percentage of retirement benefit equal to compensation	100.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure of defined benefit plans [line items]
Credited services period	15 years
Percentage of retirement benefit equal to compensation	125.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure of defined benefit plans [line items]
Credited services period	15 years
Additional retirement benefit percentage for each completed year in excess of 15 years	5.00%
Top of range [member] | Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure of defined benefit plans [line items]
Percentage of retirement benefit equal to compensation	200.00%